Dividends (Floating Quarterly Dividend Rate) (Details) - Series B Preferred Shares [Member]	12 Months Ended
Aug. 31, 2022
June 30, 2020 to September 29, 2020 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.255%
September 30, 2020 to December 30, 2020 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.149%
December 31, 2020 to March 30, 2021 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.109%
March 31, 2021 to June 29, 2021 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.073%